Equity Compensation Plan - Additional Information (Detail) - USD ($)				12 Months Ended
	Sep. 16, 2025	Sep. 16, 2024	Nov. 06, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 215.19	$ 348	$ 12,750		$ 348
Share based compensation, non vested shares, unrecognized compensation cost				$ 19,087
Share based compensation, non vested shares, unrecognized compensation cost period for recognition				8 months 15 days
Share based compensation arrangement by share based payment award equity instruments other than options Non vested weighted average grant date fair value		$ 1,133	$ 26	$ 348	$ 491.4	$ 12,750	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		500		0	500
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		5 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		66.96%
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 348
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense				$ 65,072	$ 23,883	$ 0
Share-Based Payment Arrangement, Expense				$ 65,072	$ 23,883	$ 0
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock						10.00%
Restricted shares granted				0	1,133	26
Share based compensation, non vested shares, unrecognized compensation cost				$ 69,965
Share based compensation, non vested shares, unrecognized compensation cost period for recognition				8 months 15 days
Dividends				$ 0	$ 0	$ 0
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense				310,152	313,972	37,368
Share-Based Payment Arrangement, Expense				$ 310,152	$ 313,972	$ 37,368